Document and Entity Information	Feb. 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001832351
Document Type	8-K/A
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Fast Radius, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40032
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	113 N. May Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(888)
Local Phone Number	787-1629
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 3 on Form 8-K/A (“Amendment No. 3”) amends the Current Report on Form 8-K of Fast Radius Inc., a Delaware corporation (formerly named ECP Environmental Growth Opportunities Corp. (“ENNV”)) (the “Company”), filed on February 10, 2022 (the “Original Report”), as amended by that certain Amendment No. 1 to the Original Report, filed on Form 8-K/A on March 30, 2022 (“Amendment No. 1”) and that certain Amendment No. 2 to the Original Report, filed on Form 8-K/A on April 1, 2022 (“Amendment No. 2”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) between the Company and Fast Radius Operations, Inc., a Delaware corporation (formerly named Fast Radius, Inc.) (“Legacy Fast Radius”), on February 4, 2022.
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	FSRD
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FSRDW
Security Exchange Name	NASDAQ